Manufacturing in Collaboration with Haima Auto - Additional Information (Detail) - Collaborative Arrangement [Member] - Haima Auto [Member] ¥ in Thousands			12 Months Ended
	Dec. 31, 2021	Mar. 31, 2017 units	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Offsetting Assets [Line Items]
Collaborative arrangement, date of contract		Mar. 31, 2017
Collaborative arrangement, expiration date	Dec. 31, 2021
Annual production capacity | units		50,000
Other operating expenses				¥ 2,830		¥ 132,856
Relocation and disposal costs				98,861
Payment of termination Fee			¥ 1,427	¥ 4,166	¥ 43,903